EQUITY PURCHASE AGREEMENT AND REGISTRATION RIGHTS AGREEMENT (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Proceeds from sales of common stock				$ 158,820	$ 420,293
Minimum [Member]
Shares issued price per share					$ 0.09
Maximum [Member]
Shares issued price per share					$ 0.23
Peak One Opportunity Fund, L.P [Member]
Number of common stock issued	300,000	300,000	300,000
Proceeds from sales of common stock	$ 23,000	$ 47,000	$ 52,000
Common Stock [Member]
Number of common stock issued				1,300,000	3,435,000
Proceeds from sales of common stock					$ 420,000
Common Stock [Member] | Peak One Opportunity Fund, L.P [Member] | Registration Rights Agreement [Member]
Number of common stock issued				1,300,000	3,435,000
Proceeds from sales of common stock				$ 200,000	$ 420,000
Common Stock [Member] | Peak One Opportunity Fund, L.P [Member] | Registration Rights Agreement [Member] | Minimum [Member]
Shares issued price per share				$ 0.09	$ 0.09
Common Stock [Member] | Peak One Opportunity Fund, L.P [Member] | Registration Rights Agreement [Member] | Maximum [Member]
Shares issued price per share				$ 0.25	$ 0.23